Long-Term Investments	9 Months Ended
Sep. 30, 2011
Long-term Investments [Abstract]
Long-Term Investments [Text Block]

The Company had the following long-term investments accounted under the equity method and cost method:

		September 30, 2011
		Equity
	Equity	Investment
Type	Investee	Ownership
Equity	GanSu Ziguang Intelligent Transportation and Control Co., Ltd.(“Gansu”)	33.33%
Equity	ShanXi Ziguang Trans Technology Co., Ltd.(“Shanxi”)	49.00%
Equity	Beijing Chinacommunications UNISPlendour TECHNOLOGY Co. , Ltd. (“ZJUNIS”)	30.00%
Equity	Beijing Optic Times Technology Co., Ltd. (“BOTTC”)	23.17%
Cost	ShanDong Hi-speed Information Engineering Co., Ltd. (“Shandong”)	5.00%
Cost	BeiJing Ziguang Youma Technology Co., Ltd. (“ZGYM”)	15.00%

Equity and cost investments in affiliates as of September 30, 2011 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis 12/31/10	Proportional Share of the Equity-Accounted Affiliate’s Net Income	Dividends	Foreign Currency Translation Adjustment	Ending Equity Investment Basis 09/30/11
Equity	Gansu	$7,878,721	$1,870,781	$ (702,876)	$277,937	$9,324,563
Equity	Shanxi	341,052	(30,204)		10,329	321,177
Equity	ZJUNIS	147,960	(79,226)		3,469	72,203
Equity	BOTTC	256,429	13,046	(54,382)	8,313	223,406
Cost	Shandong	113,775	-		3,600	117,375
Cost	ZGYM	22,755	-		720	23,475
Total		$8,760,692	$1,774,397	$ (757,258)	$304,368	$10,082,199

Gansu is a “significant equity investee” of the Company per SEC Regulation S-X Rule 8-03 (c)(3), its key financial information for the quarter ended September 30, 2011 is as follows:

September 30, 2011	Gansu		Gansu
Total current assets	$57,074,112	Net sales	$23,069,952
Total assets	60,325,591	Gross Profit	8,273,843
Total current liabilities	32,112,121	Income from operations	6,580,889
Total liabilities	$32,346,871	Net income	$5,611,600